Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Earnings per Share [Line Items]
Issued shares	218,833,144		218,833,144		80,745,711
Number of common shares outstanding	218,032,053	217,582,152	217,582,152	356,635,765	365,682,240
Parent Company [Member]
Earnings per Share [Line Items]
Issued shares	218,833,144		403,728,555		403,728,555
Treasury shares	(1,250,992)		(47,092,790)		(38,046,315)
Acquisition of treasury shares			(1,494,032)		(9,046,475)
Disposal of treasury shares	449,901		3,134,003
Spin-off			(140,693,584)
Number of common shares outstanding	218,032,053		217,582,152		356,635,765
Weighted average shares issued	218,833,144		403,728,555		403,728,555
Weighted average treasury shares	(1,250,992)		(47,092,790)		(38,046,315)
Acquisition of weighted average treasury shares			(1,383,241)		(1,705,085)
Disposal of weighted average treasury shares	412,338		1,022,242
Spin-off of weighted average treasury shares			(23,513,174)
Number of weighted average shares outstanding	217,994,490		332,761,592		363,977,155